CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 385,091	$ 445,961
Short-term interest-bearing deposits	120,079
Marketable securities	135,850	113,874
Trade accounts receivable	153,409	149,666
Inventories	170,778	143,315
Other current assets	22,752	21,516
Total current assets	987,959	874,332
LONG-TERM INVESTMENTS	35,945	26,073
PROPERTY AND EQUIPMENT, NET	657,234	635,124
INTANGIBLE ASSETS, NET	13,435	19,841
GOODWILL	7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	88,404	111,269
TOTAL ASSETS	1,789,977	1,673,639
CURRENT LIABILITIES
Current maturities of loans, leases and debentures	10,814	105,958
Trade accounts payable	104,329	115,347
Deferred revenue and customers' advances	20,711	14,338
Employee related liabilities	50,750	50,844
Other current liabilities	17,117	15,886
Total current liabilities	203,721	302,373
LONG-TERM DEBT
Debentures	120,170	128,368
Other long-term debt	136,499	100,355
LONG-TERM CUSTOMERS' ADVANCES	28,131	31,908
EMPLOYEE RELATED LIABILITIES	13,898	14,662
DEFERRED TAX LIABILITY	50,401	63,924
OTHER LONG-TERM LIABILITIES	952	2,343
TOTAL LIABILITIES	553,772	643,933
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2018 and 2017 105,066 and 104,980 issued and outstanding, respectively, as of December 31, 2018 98,544 and 98,458 issued and outstanding, respectively, as of December 31, 2017	418,492	391,727
Additional paid-in capital	1,380,396	1,347,866
Capital notes	20,758	20,758
Cumulative stock based compensation	93,226	80,565
Accumulated other comprehensive loss	(23,388)	(22,759)
Accumulated deficit	(637,446)	(773,025)
SHAREHOLDERS' EQUITY, before treasury stock	1,252,038	1,045,132
Treasury stock, at cost - 86 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	1,242,966	1,036,060
Non-controlling interest	(6,761)	(6,354)
TOTAL SHAREHOLDERS' EQUITY	1,236,205	1,029,706
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,789,977	$ 1,673,639